Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Operating revenue	$ 13,179	$ 13,994	$ 16,817
Cost of sales	(7,501)	(7,519)	(6,540)
Gross profit	5,678	6,475	10,277
Other income	624	322	735
Other expenses	(1,788)	(1,573)	(2,726)
Impairment losses		(1,917)
Impairment reversals			900
Profit before tax and net finance costs	4,514	3,307	9,186
Finance income	220	273	155
Finance costs	(365)	(307)	(167)
Profit before tax	4,369	3,273	9,174
Petroleum resource rent tax (PRRT) benefit/(expense)	91	(898)	313
Income tax expense	(814)	(653)	(2,912)
Profit after tax	3,646	1,722	6,575
Profit attributable to:
Equity holders of the parent	3,573	1,660	6,498
Non-controlling interest	73	62	77
Profit for the period	$ 3,646	$ 1,722	$ 6,575
Basic earnings per share attributable to equity holders of the parent	$ 1.885	$ 0.875	$ 4.30
Diluted earnings per share attributable to equity holders of the parent	$ 1.869	$ 0.869	$ 4.263